Post-employment benefit obligations - Disclosure of amounts recognized in consolidated statements of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Amounts Recognized In Consolidated Statements Of Financial Position [Abstract]
Current service costs, interest costs, and return on assets included in cost of sales	$ 738	$ 814